Annual Total Returns- Invesco Liquid Assets Portfolio (Corporate) [BarChart] - Corporate - Invesco Liquid Assets Portfolio - Corporate Class	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	0.16%	0.10%	0.13%	0.06%	0.03%	0.09%	0.47%	1.00%	1.94%	2.25%